Debt - Additional Information (Detail) - USD ($)		1 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2015	May 31, 2016	Mar. 31, 2016	Nov. 30, 2014	Aug. 31, 2014	Jun. 30, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 21, 2016	Jul. 23, 2015	Dec. 31, 2013	Dec. 31, 2008
Debt Instrument [Line Items]
Debt instrument, interest rate percentage														6.00%
Convertible preferred stock warrant liability									$ 0	$ 138,000
Debt maturity date									Dec. 31, 2009
Proceeds from issuance of convertible notes, net								$ 15,729,000		9,941,000
Conversion of convertible notes into new Series C convertible preferred stock										10,129,000
Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Exercise price									$ 5.08
Stock issued convertible debt						1,470,485
Hercules Term Loan
Debt Instrument [Line Items]
Amount outstanding under the agreement										$ 15,000,000
Debt instrument, interest rate percentage										10.25%
Maturity Date Range, End							Jun. 01, 2017		Jun. 01, 2017
Beginning period for interest payments							Jan. 01, 2015		Jan. 01, 2015
Frequency of Periodic Payment							Monthly principal and interest payments		Monthly principal and interest payments
Beginning period for interest payments							Jan. 31, 2014		Jan. 31, 2014
Unamortized debt discount							$ 466,000		$ 466,000
Exercisable from Issuance							10 years		10 years
Exercisable after an IPO							5 years		5 years
Convertible preferred stock warrant liability							$ 158,000		$ 158,000
Fair value of warrant assumption, expected term							2 years		2 years
Fair value of warrant assumption, expected volatility							30.00%		30.00%
Fair value of warrant assumption, risk-free interest rate							0.40%		0.40%
Fair value of warrant assumption, expected dividend yield							0.00%		0.00%
Hercules Term Loan | Deferred Payment In-Kind Interest
Debt Instrument [Line Items]
Debt instrument, interest rate percentage							1.50%		1.50%
Hercules Term Loan | Prime Rate
Debt Instrument [Line Items]
Spread on interest rate							7.00%		7.00%
Hercules Term Loan | First 12 months
Debt Instrument [Line Items]
Prepayment penalty							5.00%		5.00%
Hercules Term Loan | Thereafter Until Maturity
Debt Instrument [Line Items]
Prepayment penalty							1.00%		1.00%
Hercules Term Loan | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate percentage										10.25%
Hercules Term Loan | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Vested and exercisable warrant to purchase							128,231		128,231			128,231	128,231
Exercise price							$ 5.84		$ 5.84
CRG Term Loan
Debt Instrument [Line Items]
Amount outstanding under the agreement							$ 45,000,000
Frequency of Periodic Payment							Quarterly		Quarterly
Maximum borrowing capacity	$ 50,000,000
Current borrowing capacity	30,000,000
Remaining borrowing capacity	20,000,000
Proceeds from term loan	40,000,000		$ 40,000,000
Post Money Valuation Minimum Amount	120,000,000		120,000,000
Debt drawn	$ 30,000,000
Debt maturity date							Jun. 26, 2020		Jun. 26, 2020
Line of credit facility, covenant terms							In March 2016, the Company and CRG executed an amendment to the original terms of the CRG Term Loan such that, with regard to the conditions for borrowing the remaining $20.0 million available under the CRG Term Loan, the Company may, at its election, draw down (i) an amount of either $10.0 million or $15.0 million in up to two advances upon achievement of a minimum of $15.0 million or aggregate product and service revenue during any consecutive 12 month period ending on or before March 31, 2016 and (ii) an additional $5.0 million (or $10.0 million, if the previous draw made was only in an amount of $10.0 million) upon achievement of a minimum of $25.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before December 31, 2016 and upon execution of the first sales contract of the Company’s second generation product.		On March 24, 2016, the Company and CRG executed an amendment to the original terms of the CRG Term Loan such that, with regard to the conditions for borrowing the remaining $20.0 million available under the CRG Term Loan, the Company may, at its election, draw down (i) an amount of either $10.0 million or $15.0 million in up to two advances upon achievement of a minimum of $15.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before March 31, 2016 and (ii) an additional $5.0 million (or $10.0 million, if the previous draw made was only in an amount of $10.0 million) upon achievement of a minimum of $25.0 million of aggregate product and service revenue during any consecutive 12 month period ending on or before December 31, 2016 and upon execution of the first sales contract of the Company's second generation product.
Proceeds from draw down of debt		$ 15,000,000
Facility fee	7.00%
CRG Term Loan | Milestone One
Debt Instrument [Line Items]
Remaining borrowing capacity			10,000,000
Required minimum gross revenue			15,000,000
Debt drawn			10,000,000								$ 10,000,000
CRG Term Loan | Milestone Two
Debt Instrument [Line Items]
Remaining borrowing capacity			5,000,000
Required minimum gross revenue			25,000,000
Debt drawn			$ 15,000,000								$ 15,000,000
CRG Term Loan | MRIdian System
Debt Instrument [Line Items]
Required minimum gross revenue	$ 25,000,000
CRG Term Loan | First 12 months
Debt Instrument [Line Items]
Debt instrument, interest rate percentage	12.50%
Prepayment penalty	3.00%
Debt instrument cash interest rate percentage	8.00%
Deferred payment in-kind interest rate	4.50%
CRG Term Loan | After Year 1 but on or Before Year 2
Debt Instrument [Line Items]
Debt instrument, interest rate percentage	12.50%
Prepayment penalty	2.00%
Debt instrument cash interest rate percentage	8.00%
Deferred payment in-kind interest rate	4.50%
CRG Term Loan | After Year 2 but on or Before Year 3
Debt Instrument [Line Items]
Debt instrument, interest rate percentage	12.50%
Prepayment penalty	1.00%
CRG Term Loan | After Year 3 Thereafter Until Maturity
Debt Instrument [Line Items]
Prepayment penalty	0.00%
2014 Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount					$ 10,000,000
Additional borrowing capacity					1,500,000
Proceeds from issuance of convertible notes, net				$ 6,100,000	$ 3,900,000
Interest rate									8.00%
Maturity date									2015-11
Conversion of convertible notes into new Series C convertible preferred stock									$ 10,200,000
Longer outstanding									0
Debt instrument available for issuance									0
2014 Convertible Promissory Notes | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Unamortized debt discount									$ 0	$ 44,000			$ 0
Exercise price									$ 5.84
Stock issued convertible debt										1,739,405